Employee Benefits - Summary of Financial Information related to Principal Plans (Detail) - CAD ($) $ in Millions	3 Months Ended			9 Months Ended
	Jul. 31, 2020	Apr. 30, 2020	Jul. 31, 2019	Jul. 31, 2020	Jul. 31, 2019
Disclosure of net defined benefit liability (asset) [line items]
Increase (decrease) in other comprehensive income related to employee benefits	$ (504)	$ (49)	$ (475)	$ (911)	$ (1,171)
Pension plans [member]
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit service cost	92	93	73	276	220
Interest on net defined benefit (asset) liability	5	6	(1)	17	(2)
Other	4	4	4	12	12
Defined benefit expense	101	103	76	305	230
Defined contribution expense	24	23	15	66	44
Increase (decrease) in other comprehensive income related to employee benefits	(490)	(98)	(433)	(904)	(1,047)
Other benefit plans [member]
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit service cost	3	(1)	(1)	15	13
Interest on net defined benefit (asset) liability	12	12	13	36	39
Other	2	(1)	(7)	3	(5)
Defined benefit expense	17	10	5	54	47
Defined contribution expense	0		3	0	3
Increase (decrease) in other comprehensive income related to employee benefits	$ (14)	$ 49	$ (42)	$ (7)	$ (124)